SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF AWARDS GRANTED

Details of the Awards granted during the years ended March 31, 2023, 2024 and 2025:

		Number of/% of share option			Fair value per
Grant dates		award to vest	Vesting periods		option at grant date
			From	To	USD
25-Apr-2022	*	0.10%	25-Apr-2022	31-Mar-2023	3.924 (recapitalized)
25-May-2022		0.10%	25-May-2022	5-Nov-2023	3.924 (recapitalized)
26-Sep-2022	*	1.00%	26-Sep-2022	25-Sep-2025	4.254 (recapitalized)
18-Oct-2022	**	0.10%	18-Oct-2022	1-Sep-2024	4.287 (recapitalized)
23-Nov-2022	**	0.20%	23-Nov-2022	1-Jul-2023	4.354 (recapitalized)
12-Jan-2023	**	0.05%	12-Jan-2023	1-Jul-2023	4.446 (recapitalized)
1-May-2023	***	1.00%	1-May-2023	30-Apr-2026	4.321 (recapitalized)
8-Aug-2023	***	2.40%	8-Aug-2023	8-Aug-2023	3.460 (recapitalized)
1-Sep-2023	***	0.20%	1-Sep-2023	30-Apr-2026	3.251 (recapitalized)
31-Jul-2024		65,426	31-Jul-2024	27-Aug-2026	2.098
31-Jul-2024		303,400	31-Jul-2024	31-Jul-2027	2.098
21-Aug-2024	****	0.50%	21-Aug-2024	30-Apr-2026	2.098

*	Fair value of the DSL Awards as of 25 April 2022 and 26 September 2022 is approximated to that as of 1 April 2022 and 30 September 2022, respectively.

**	Fair values of the DSL Awards as of 18 October 2022, 23 November 2022 and 12 January 2023 are determined using interpolation method between the fair values determined on 30 September 2022 and 31 March 2023.

***	Fair values of the DSL Awards as of 1 May 2023, 8 August 2023 and 1 September 2023 are determined using the interpolation method between the fair values determined on 31 March 2023 and 30 September 2023.

****	Fair value of the Awards as of 21 August 2024 is with reference to the fair values determined on 31 July 2024.

SCHEDULE OF NUMBER OF UNVESTED SHARES

Number of shares options. Re-capitalization takes into account the impact of the share exchange between the Company and DSL at a ratio of 410:1 and the subsequent share subdivision on the Company at a ratio of 2:1:

	Number of share options
At 1 April 2022		1,404
Additions		141
At 31 March 2023		1,545
At 31 March 2023 recapitalized		1,266,900
- weighted average exercise price	$	Nil
- number of share options exercisable		0

At 1 April 2023, based on number of DSL’s shares-in-issue		1,545
Additions		389
Exercised (note a)		(44)
At 31 March 2024, based on number of DSL’s shares-in-issue		1,890
At 31 March 2024 recapitalized		1,549,800
- weighted average exercise price	$	Nil
- number of share options exercisable		1,380,060

At 1 April 2024, based on number of DSL’s shares-in-issue		1,890
Additions		69
Exercised (note b)		(44)
Pre-recapitalized balance		1,915
Post-recapitalized balance		1,570,219
Additions		566,119
Exercised (note c)		(1,003,680)
Expired		(352,600)
At 31 March 2025, based on number of Diginex Limited’s shares-in-issue		780,058
‘- weighted average exercise price		$0.00005
‘- number of share options exercisable		17,345

SCHEDULE OF MOVEMENT OF SHARE OPTION RESERVE

Movement of share option reserve:

Share option reserve
USD
At 1 April 2022	499,808
Additions	584,462
At 31 March 2023	1,084,270
Additions	1,352,787
Exercised	(27,368)
At 31 March 2024	2,409,689
Additions	859,685
Exercised	(1,796,029)
Expired	(397,000)
At 31 March 2025	1,076,345

SCHEDULE OF FAIR VALUE OF THE AWARDS AND DSL AWARDS GRANTED IS ESTIMATED AT THE GRANT DATE USING DISCOUNTED

The fair value of the Awards granted is estimated at the grant date using the discounted cash flow (“DCF”) and equity allocation model (“EAM”). The following table lists the inputs to those models at respective grant date:

Dates of fair value	Valuation approach	Discount rate	Terminal growth rate	Lack of marketability discount	Lack of control discount	Volatility
1-Apr-2022	DCF & EAM	17%	3%	15%	20%	41.16%
25-May-2022	DCF & EAM	17%	3%	15%	20%	41.16%
30-Sep-2022	DCF & EAM	17%	3%	15%	20%	44.16%
31-Mar-2023	DCF & EAM	17%	3%	15%	20%	46.62%
30-Sep-2023	DCF & EAM	18%	3%	10%	20%	42.41%
31-Jul-2024	DCF & EAM	16%	3%	3%	20%	38.16%